Financial structure and financial costs - Analysis by currency and interest rate (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 42,533	$ 47,108	$ 55,422
Percentage of net noncurrent debt	100.00%	100.00%	100.00%
U.S. Dollar
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 38,896	$ 44,387	$ 48,609
Percentage of net noncurrent debt	91.00%	94.00%	88.00%
Euro
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 2,083	$ 1,708	$ 3,144
Percentage of net noncurrent debt	5.00%	4.00%	6.00%
Norwegian krone
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 47	$ 67	$ 72
Percentage of net noncurrent debt	0.00%	0.00%	0.00%
Other currencies
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 1,507	$ 946	$ 3,597
Percentage of net noncurrent debt	4.00%	2.00%	6.00%
Fixed rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 33,533	$ 34,353	$ 34,870
Percentage of net noncurrent debt	79.00%	73.00%	63.00%
Floating rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 9,000	$ 12,755	$ 20,552
Percentage of net noncurrent debt	21.00%	27.00%	37.00%